Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Cheche Group Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On February 20, 2024, the registration statement on Form F-1 (File No. 333-274806) (as amended, the “Registration Statement”) of Cheche Group Inc. (the “Registrant”) was declared effective by the U.S. Securities and Exchange Commission (the “SEC”). The Registrant is filing this post-effective amendment No. 1 to the Registration Statement to include its financial statements as of December 31, 2023 and for the year ended December 31, 2023 and to update certain other information contained in the Registration Statement.No additional securities are being registered by this post-effective amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001965473
Entity Emerging Growth Company	true
Entity Ex Transition Period	false